Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation and Human Resources Committee’s stock compensation award policy requires all grants of stock compensation to be made at set times, generally based on the timing of regularly-scheduled meetings. We do not maintain policies or practices on the timing of awards of options in relation to the disclosure of material nonpublic information. The Compensation and Human Resources Committee does not take material nonpublic information into account when determining the timing and terms of such awards, and has not timed the disclosure of material nonpublic information for purposes of affecting the value of executive compensation.

Award Timing Method	The Compensation and Human Resources Committee’s stock compensation award policy requires all grants of stock compensation to be made at set times, generally based on the timing of regularly-scheduled meetings.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation and Human Resources Committee does not take material nonpublic information into account when determining the timing and terms of such awards, and has not timed the disclosure of material nonpublic information for purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false